Contractual Amounts With Regard to Undrawn Commitments (Detail) (JPY ¥) In Billions	Mar. 31, 2011		Mar. 31, 2010
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	¥ 50,901		¥ 49,170
Commitments to extend credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	50,436	[1]	48,778	[1]
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	¥ 465		¥ 392

[1]	Commitments to extend credit include commitments to invest in securities.